Credit risk - Loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	£ 757	£ 817
Expected credit losses held against contingent liabilities and commitments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provisions	452	473
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 190,572	£ 185,247
Coverage ratio	0.021	0.021
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 174,004	£ 167,966
Coverage ratio	0.003	0.004
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 14,791	£ 15,430
Coverage ratio	0.084	0.088
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 14,028	£ 14,619
Coverage ratio	0.069	0.072
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 272	£ 435
Coverage ratio	0.351	0.263
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 491	£ 376
Coverage ratio	0.259	0.344
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,777	£ 1,851
Coverage ratio	0.555	0.510
Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 145,773	£ 146,201
Coverage ratio	0.028	0.027
Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 132,751	£ 132,652
Coverage ratio	0.004	0.005
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11,245	£ 11,698
Coverage ratio	0.107	0.112
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 10,482	£ 10,887
Coverage ratio	0.089	0.094
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 272	£ 435
Coverage ratio	0.351	0.263
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 491	£ 376
Coverage ratio	0.259	0.344
Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,777	£ 1,851
Coverage ratio	0.555	0.510
Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,968	£ 8,002
Coverage ratio	0.055	0.043
Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 4,581	£ 7,246
Coverage ratio	0.001	0.002
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 69	£ 361
Coverage ratio	0	0.072
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 15	£ 319
Coverage ratio	0	0.067
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3	£ 11
Coverage ratio	0	0.214
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 51	£ 31
Coverage ratio	0	0.061
Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 318	£ 395
Coverage ratio	0.471	0.448
Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 23,954	£ 24,511
Coverage ratio	0.111	0.102
Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 21,367	£ 21,903
Coverage ratio	0.018	0.018
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 2,250	£ 2,312
Coverage ratio	0.323	0.330
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 1,976	£ 2,013
Coverage ratio	0.281	0.286
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 176	£ 194
Coverage ratio	0.443	0.428
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 98	£ 105
Coverage ratio	0.626	0.642
Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 337	£ 296
Coverage ratio	0.817	0.806
Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,598	£ 3,366
Coverage ratio	0.010	0.013
Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,011	£ 2,726
Coverage ratio	0.002	0.003
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 394	£ 367
Coverage ratio	0.008	0.005
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 236	£ 208
Coverage ratio	0.013	0.010
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 51	£ 71
Coverage ratio	0	0
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 107	£ 88
Coverage ratio	0	0
Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 193	£ 273
Coverage ratio	0.131	0.114
Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 113,253	£ 110,322
Coverage ratio	0.007	0.008
Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 103,792	£ 100,777
Coverage ratio	0.002	0.002
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,532	£ 8,658
Coverage ratio	0.030	0.034
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 8,255	£ 8,347
Coverage ratio	0.029	0.034
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 42	£ 159
Coverage ratio	0.143	0.042
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 235	£ 152
Coverage ratio	0.033	0.044
Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 929	£ 887
Coverage ratio	0.300	0.282
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 44,799	£ 39,046
Coverage ratio	0	0.001
Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 41,253	£ 35,314
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,546	£ 3,732
Coverage ratio	0.003	0.005
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,546	£ 3,732
Coverage ratio	0.003	0.005
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0
Coverage ratio	0	0
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 194,730	£ 189,288
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	174,591	168,583
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	16,144	16,924
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15,062	15,761
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	419	590
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	663	573
Gross exposure | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,995	3,781
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	149,913	150,218
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	133,330	133,262
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	12,588	13,175
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,506	12,012
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	419	590
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	663	573
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,995	3,781
Gross exposure | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,257	8,362
Gross exposure | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,587	7,257
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	69	389
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	15	342
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3	14
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	51	33
Gross exposure | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	601	716
Gross exposure | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	26,935	27,287
Gross exposure | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	21,766	22,315
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,325	3,450
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,747	2,818
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	316	339
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	262	293
Gross exposure | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,844	1,522
Gross exposure | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,636	3,411
Gross exposure | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,017	2,734
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	397	369
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	239	210
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	51	71
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	107	88
Gross exposure | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	222	308
Gross exposure | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	114,085	111,158
Gross exposure | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	103,960	100,956
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,797	8,967
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,505	8,642
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	49	166
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	243	159
Gross exposure | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,328	1,235
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	44,817	39,070
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	41,261	35,321
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,556	3,749
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,556	3,749
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Gross exposure | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	193,900	157,700
Gross exposure | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	192,800	157,300
Gross exposure | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,000	243
Gross exposure | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	136	136
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,158	4,041
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	587	617
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,353	1,494
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,034	1,142
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	147	155
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	172	197
Impairment allowance | Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,218	1,930
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4,140	4,017
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	579	610
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,343	1,477
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,024	1,125
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	147	155
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	172	197
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,218	1,930
Impairment allowance | Retail mortgages | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	289	360
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	11
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	28
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	23
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	3
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	2
Impairment allowance | Retail mortgages | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	283	321
Impairment allowance | Retail credit cards | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,981	2,776
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	399	412
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,075	1,138
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	771	805
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	140	145
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	164	188
Impairment allowance | Retail credit cards | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,507	1,226
Impairment allowance | Retail other | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	38	45
Impairment allowance | Retail other | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	8
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3	2
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3	2
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail other | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	29	35
Impairment allowance | Corporate loans | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	832	836
Impairment allowance | Corporate loans | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	168	179
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	265	309
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	250	295
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7	7
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8	7
Impairment allowance | Corporate loans | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	399	348
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	18	24
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8	7
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10	17
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10	17
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Not later than 30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | >30 days past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Debt securities at amortised cost | Financial assets at amortised cost | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Other financial assets subject to impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	149	145
Impairment allowance | Other financial assets subject to impairment | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	16	14
Impairment allowance | Other financial assets subject to impairment | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3	1
Impairment allowance | Other assets | Lifetime expected credit losses | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 130	£ 130